Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost

The Company activities expose it to various risks, including market risk (comprising currency risk and interest rate risk), credit risk, and liquidity risk. The Company overall risk management strategy aims to minimize any adverse effects from the unpredictability of financial markets on its financial performance.

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Cash	474,716	2,249,627	534,011
Trade receivables	8,409,351	12,589,414	2,988,443
Other receivables	2,103,818	11,099,330	2,634,731
Fixed deposits	1,179,430	1,189,644	816,406

Financial liabilities at amortized cost
Trade payables	-	816,366	193,787
Other payables & accrued liabilities	422,973	447,021	106,112
Bank and other borrowings	3,367,302	3,236,834	768,352
Lease liabilities	162,577	102,021	24,218
Amount due to director	-	3,467	823

Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest	The amounts disclosed in the table are the contractual undiscounted cash flows, which includes both principal and interest. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Bank borrowings
Repayment within:
Less than 1 year	976,072	984,355	233,664
Between 1 and 2 years	963,436	936,203	222,234
Between 2 and 5 years	1,693,768	1,338,822	317,308
Over 5 years	288,536	182,470	43,314

Bank overdraft
Repayment within less than 1 year	104,587	335,419	79,621

Lease liabilities
Repayment within:
Less than 1 year	60,204	40,764	9,676
Between 1 and 2 years	61,884	38,168	9,060
Between 2 and 5 years	45,732	27,252	6,468
Over 5 years	11,342	6,800	1,614

Trade payable
Repayment within less than 1 year	-	816,366	193,787

Other payable
Repayment within less than 1 year	422,973	447,021	106,112

Amount due to director
Repayment within less than 1 year	-	3,467	823

Schedule of Credit Risk	The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Trade receivable
Collection within less than 1 year	8,409,351	12,589,414	2,988,443

Other receivables
Collection within less than 1 year	2,103,818	11,099,330	2,593,250

Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest	Net debt is calculated as lease liability, borrowings and bank overdraft plus trade and other payables less cash and bank balances. Total capital is calculated as total equity plus net debts. Capital includes equity attributable to the owners of the parent and non-controlling interest.
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Net debt	2,298,706	1,166,438	276,886
Total equity	17,384,201	56,133,770	13,324,892
Total capital	19,682,907	57,300,208	13,601,778

Gearing ratio	11.68%	2.04%	2.04%